Intangible Assets - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Contractual commitments to acquire intangible assets		₽ 0	₽ 110
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Useful life	25 years